                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class I Shares
                                 Class R Shares
                                 Class S Shares

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206          Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                      private investor.                                Director of Red
                                                                                                              Robin Gourmet
                                                                                                              Burgers, Inc.;
                                                                                                              and Director of
                                                                                                              Janus World
                                                                                                              Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S.
                                                                                                              funds).
-----------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment
 Age 49                                                                                                       Trust (since
                                                                                                              2001); Director
                                                                                                              of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com,
                                                                                                              Inc.
                                                                                                              (genealogical
                                                                                                              research
                                                                                                              website).
-----------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                          Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                            Rockefeller Brothers Fund (a                     Council.
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and
 Denver, CO 80206                                            Natural History (Chicago, IL).                   Director of
 Age 67                                                                                                       Divergence Inc.
                                                                                                              (biotechnology
                                                                                                              firm); Director
                                                                                                              of A.M. Castle
                                                                                                              & Co. (metals
                                                                                                              distributor)
                                                                                                              and W.W.
                                                                                                              Grainger, Inc.
                                                                                                              (industrial
                                                                                                              distributor);
                                                                                                              and Trustee of
                                                                                                              Harris Insight
                                                                                                              Funds Trust (19
                                                                                                              portfolios),
                                                                                                              WTTW (Chicago
                                                                                                              public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business
                                                             (2001-2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments - HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          4/00-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
-----------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency)                             Natural History
                                                             (2001-2005); and President of                    (Chicago, IL),
                                                             Leo Burnett (USA) (advertising                   Children's
                                                             agency) (1996-2000).                             Memorial
                                                                                                              Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council
                                                                                                              on Foreign
                                                                                                              Relations, and
                                                                                                              Economic Club
                                                                                                              of Chicago.
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***       Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                          (1978- 2002) and Chief
 Denver, CO 80206                                            Executive Officer (1994-2002)
 Age 68                                                      of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.
*** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS HELD                 AND LENGTH OF
 AND ADDRESS          WITH FUNDS                     TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman  Executive Vice President and   2/02-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts. Formerly, Analyst (2000-2002)
 Denver, CO 80206     Adviser Mid Cap Growth Fund                     for Janus Capital Corporation.
 Age 34
-----------------------------------------------------------------------------------------------------------------------------
 David C. Decker      Executive Vice President and   6/05-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts.
 Denver, CO 80206     Adviser Contrarian Fund
 Age 39
-----------------------------------------------------------------------------------------------------------------------------
 Jakob V. Holm        Executive Vice President and   7/05-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts.
 Denver, CO 80206     Adviser Small Company Value
 Age 33               Fund
-----------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President and   1/01-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts. Formerly, Analyst (1991-2001)
 Denver, CO 80206     Adviser International Growth                    for Janus Capital Corporation.
 Age 41               Fund
-----------------------------------------------------------------------------------------------------------------------------
 Marc Pinto           Executive Vice President and   5/05-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Co- Portfolio Manager Janus                     for other Janus accounts.
 Denver, CO 80206     Adviser Balanced Fund
 Age 44
-----------------------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins    Executive Vice President and   4/00-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts.
 Denver, CO 80206     Adviser Large Cap Growth Fund
 Age 38
-----------------------------------------------------------------------------------------------------------------------------
 Ron Sachs            Executive Vice President and   6/05-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts.
 Denver, CO 80206     Adviser Orion Fund and Janus
 Age 38               Adviser Small-Mid Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel   Executive Vice President and   4/00-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts.
 Denver, CO 80206     Adviser Forty Fund
 Age 47
-----------------------------------------------------------------------------------------------------------------------------
 Gibson Smith         Executive Vice President and   6/05-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts. Formerly, Analyst (2001-2003)
 Denver, CO 80206     Adviser High-Yield Fund                         for Janus Capital Corporation; and worked in the fixed-
 Age 37                                                               income division (1991-2001) for Morgan Stanley.
                      Executive Vice President and   5/05-Present
                      Co-Portfolio Manager Janus
                      Adviser Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS HELD                 AND LENGTH OF
 AND ADDRESS          WITH FUNDS                     TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Minyoung Sohn        Executive Vice President and   1/04-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts. Formerly, Analyst (1998-2003)
 Denver, CO 80206     Adviser Growth and Income                       for Janus Capital Corporation.
 Age 30               Fund

                      Executive Vice President and   5/05-Present
                      Portfolio Manager Janus
                      Adviser Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker    Executive Vice President and   4/00-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts.
 Denver, CO 80206     Adviser Flexible Bond Fund
 Age 41
-----------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President and   7/04-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts. Formerly, Analyst (2000-2001)
 Denver, CO 80206     Adviser Worldwide Fund                          for Janus Capital Corporation.
 Age 36
                      Executive Vice President and   3/01-Present
                      Portfolio Manager Janus
                      Adviser Foreign Stock Fund
-----------------------------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and        1/06-Present     Associate Counsel of Janus Capital. Formerly, Associate
 Grauerholz-Lofton    Secretary                                       of Vedder, Price, Kaufman & Kammholz, P.C. (1999-2003).
 151 Detroit Street
 Denver, CO 80206
 Age 35
-----------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                 4/00-Present     Vice President and Assistant General Counsel of Janus
 151 Detroit Street                                                   Capital, Janus Distributors LLC, and Janus Services
 Denver, CO 80206                                                     LLC.
 Age 40
-----------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive  1/06-Present     Senior Vice President and General Counsel of Janus
 151 Detroit Street   Officer                                         Capital and Janus Services LLC; and Senior Vice
 Denver, CO 80206                                                     President and Assistant General Counsel of Janus
 Age 40               General Counsel                4/04-12/05       Distributors LLC. Formerly, Vice President (1999-2005)
                                                                      of Janus Distributors LLC; Vice President (2000-2004)
                      Vice President and Secretary   4/00-12/05       and Assistant General Counsel (2002-2004) of Janus
                                                                      Services LLC; and Vice President and Assistant General
                                                                      Counsel (1999-2004) of Janus Capital.
-----------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief       6/02-Present     Senior Vice President and Chief Compliance Officer of
 151 Detroit Street   Compliance Officer                              Janus Capital, Janus Distributors LLC, and Janus
 Denver, CO 80206                                                     Services LLC; Chief Compliance Officer of Bay Isle
 Age 48                                                               Financial LLC; and Vice President of Enhanced
                                                                      Investment Technologies, LLC. Formerly, Chief
                                                                      Compliance Officer of Enhanced Investment Technologies,
                                                                      LLC (2003-2005); Vice President of Janus Capital
                                                                      (2000-2005), Janus Distributors LLC (2000-2001), and
                                                                      Janus Services LLC (2004-2005); and Assistant Vice
                                                                      President of Janus Services LLC (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS HELD                 AND LENGTH OF
 AND ADDRESS          WITH FUNDS                     TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive  11/03-12/05      Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                         Janus Capital Group Inc. and Janus Capital; President
 Denver, CO 80206                                                     of Janus Distributors LLC and Janus Capital
 Age 54                                                               International LLC; Executive Vice President of Janus
                                                                      Services LLC; President and Director of Janus
                                                                      Management Holdings Corporation; and Chief Operating
                                                                      Officer and President of Capital Group Partners, Inc.
                                                                      Formerly, Director of Capital Group Partners, Inc.
                                                                      (2003-2004); and President and Chief Executive Officer
                                                                      of ICMA Retirement Corporation (1993-2003).
-----------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer        3/05-Present     Vice President of Janus Capital. Formerly, Director of
 151 Detroit Street                                                   Financial Reporting for OppenheimerFunds, Inc.
 Denver, CO 80206     Vice President, Treasurer,     2/05-Present     (2004-2005); Site Manager and First Vice President of
 Age 43               and Principal Accounting                        Mellon Global Securities Services (2003); and Director
                      Officer                                         of Fund Accounting, Project Development, and Training
                                                                      of INVESCO Funds Group (1994-2003).
-----------------------------------------------------------------------------------------------------------------------------

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.
** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.

                              Janus Adviser Series
                                 Class A Shares
                                 Class C Shares
                                 Class S Shares

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206          Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                      private investor.                                Director of Red
                                                                                                              Robin Gourmet
                                                                                                              Burgers, Inc.;
                                                                                                              and Director of
                                                                                                              Janus World
                                                                                                              Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S.
                                                                                                              funds).
-----------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          11/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment
 Age 49                                                                                                       Trust (since
                                                                                                              2001); Director
                                                                                                              of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com,
                                                                                                              Inc.
                                                                                                              (genealogical
                                                                                                              research
                                                                                                              website).
-----------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                          Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                            Rockefeller Brothers Fund (a                     Council.
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and
 Denver, CO 80206                                            Natural History (Chicago, IL).                   Director of
 Age 67                                                                                                       Divergence Inc.
                                                                                                              (biotechnology
                                                                                                              firm); Director
                                                                                                              of A.M. Castle
                                                                                                              & Co. (metals
                                                                                                              distributor)
                                                                                                              and W.W.
                                                                                                              Grainger, Inc.
                                                                                                              (industrial
                                                                                                              distributor);
                                                                                                              and Trustee of
                                                                                                              Harris Insight
                                                                                                              Funds Trust (19
                                                                                                              portfolios),
                                                                                                              WTTW (Chicago
                                                                                                              public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          4/00-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business
                                                             (2001-2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          4/00-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments -- HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF FUNDS
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          4/00-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
-----------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          11/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency)                             Natural History
                                                             (2001-2005); and President of                    (Chicago, IL),
                                                             Leo Burnett (USA) (advertising                   Children's
                                                             agency) (1996-2000).                             Memorial
                                                                                                              Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council
                                                                                                              on Foreign
                                                                                                              Relations, and
                                                                                                              Economic Club
                                                                                                              of Chicago.
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*** 151   Trustee          4/00-Present     Retired. Formerly, President    69               N/A
 Detroit Street Denver,                                      (1978- 2002) and Chief
 CO 80206 Age 68                                             Executive Officer (1994-2002)
                                                             of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected as Trustees of the Trust at a Special Meeting of Shareholders on November 22, 2005. In addition, at this Special Meeting, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.
 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.
*** The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS                      AND LENGTH OF
 AND ADDRESS          HELD WITH FUNDS                TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice President and   1/01-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager Janus                         for other Janus accounts.
 Denver, CO 80206     Adviser Money Market Fund
 Age 44
-----------------------------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and        1/06-Present     Associate Counsel of Janus Capital. Formerly, Associate
 Grauerholz-Lofton    Secretary                                       of Vedder, Price, Kaufman & Kammholz, P.C. (1999-2003).
 151 Detroit Street
 Denver, CO 80206
 Age 35
-----------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                 4/00-Present     Vice President and Assistant General Counsel of Janus
 151 Detroit Street                                                   Capital, Janus Distributors LLC, and Janus Services
 Denver, CO 80206                                                     LLC.
 Age 40
-----------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive  1/06-Present     Senior Vice President and General Counsel of Janus
 151 Detroit Street   Officer                                         Capital and Janus Services LLC; and Senior Vice
 Denver, CO 80206                                                     President and Assistant General Counsel of Janus
 Age 40               General Counsel                4/04-12/05       Distributors LLC. Formerly, Vice President (1999-2005)
                                                                      of Janus Distributors LLC; Vice President (2000-2004)
                      Vice President and Secretary   4/00-12/05       and Assistant General Counsel (2002-2004) of Janus
                                                                      Services LLC; and Vice President and Assistant General
                                                                      Counsel (1999-2004) of Janus Capital.
-----------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief       6/02-Present     Senior Vice President and Chief Compliance Officer of
 151 Detroit Street   Compliance Officer                              Janus Capital, Janus Distributors LLC, and Janus
 Denver, CO 80206                                                     Services LLC; Chief Compliance Officer of Bay Isle
 Age 48                                                               Financial LLC; and Vice President of Enhanced
                                                                      Investment Technologies, LLC. Formerly, Chief
                                                                      Compliance Officer of Enhanced Investment Technologies,
                                                                      LLC (2003-2005); Vice President of Janus Capital
                                                                      (2000-2005), Janus Distributors LLC (2000-2001), and
                                                                      Janus Services LLC (2004-2005); and Assistant Vice
                                                                      President of Janus Services LLC (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive  11/03-12/05      Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                         Janus Capital Group Inc. and Janus Capital; President
 Denver, CO 80206                                                     of Janus Distributors LLC and Janus Capital
 Age 54                                                               International LLC; Executive Vice President of Janus
                                                                      Services LLC; President and Director of Janus
                                                                      Management Holdings Corporation; and Chief Operating
                                                                      Officer and President of Capital Group Partners, Inc.
                                                                      Formerly, Director of Capital Group Partners, Inc.
                                                                      (2003-2004); and President and Chief Executive Officer
                                                                      of ICMA Retirement Corporation (1993-2003).
-----------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer        3/05-Present     Vice President of Janus Capital. Formerly, Director of
 151 Detroit Street                                                   Financial Reporting for OppenheimerFunds, Inc.
 Denver, CO 80206                                                     (2004-2005); Site Manager and First Vice President of
 Age 43               Vice President, Treasurer,     2/05-Present     Mellon Global Securities Services (2003); and Director
                      and Principal Accounting                        of Fund Accounting, Project Development, and Training
                      Officer                                         of INVESCO Funds Group (1994- 2003).
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

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.
** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.